Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities
Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2022	2021	2020
Wages and Salaries	4,286	4,345	4,955
Social security contributions	1,940	2,049	2,250
Net service costs	42	68	75
Total	6,268	6,462	7,280

Employee Benefit Plans - Schedule of Assumptions
	As at December 31,
Assumptions	2022	2021	2020
	France	France	France
Discount rate	3.65%	0.75%	0.30%
Expected rate of return on plan assets	n/a	n/a	n/a
Salary increases	3%	3%	3%

Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets
Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2022	2021	2020

Projected benefit obligation	575	1,015	981
Surplus/deficit	575	1,015	981

Opening balance sheet asset/provision (funded status)	575	1,015	981

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	575	1,015	981
Net Service cost	43	71	72
Interest expense	4	3	7
Net benefits paid to participants	(24)	(116)	(30)
Actuarial losses/(gains)	(170)	(141)	(106)
Curtailment & Settlement	0	(187)	—
Currency translation adjustment	(32)	(70)	91
Projected benefit obligation at end of year	396	575	1,015

Reconcilation to balance sheet end of year
Defined benefit obligation - funded plans	396	575	1,015
Surplus/deficit	396	575	1,015

Closing balance sheet asset/provision (funded status)	396	575	1,015

Amounts recognized in accumulated OCI
Net loss (gain)	(364)	(205)	(68)
Deficit	(364)	(205)	(68)

Estimated amount to be amortized from accumulated OCI into NPBC over next fiscal year
Net loss (gain)	52	51	—

Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations
Movement in Funded Status
USD'000
Fiscal year	2022	2021	2020

Opening balance sheet liability (funded status)	575	1,015	981

Net Service cost	43	71	72
Interest cost/(credit)	4	3	7
Settlement / curtailment cost / (credit)	—	(187)	—
Currency translation adjustment	0	(1)	(1)
Total Net Periodic Benefit Cost/(credit)	47	(8)	78

Actuarial (gain)/loss on liabilities due to experience	(170)	(142)	(105)
Total gain/loss recognized via OCI	(170)	(142)	(105)

Employer contributions paid in the year + Cashflow required to pay benefit payments	(24)	(116)	(30)
Total cashflow	(24)	(116)	(30)

Currency translation adjustment	(32)	(61)	91
Closing balance sheet liability (funded status)	396	575	1,015

Reconciliation of Net Gain / Loss
Amount at beginning of year	(205)	(68)	34
Liability (gain) / loss	(170)	(142)	(105)
Currency translation adjustment	11	5	3
Amount at year-end	(364)	(205)	(68)

Employee Benefit Plans - Schedule of Future Contributions Payable	The table below shows the breakdown of expected future contributions payable to the plan:
Period USD'000	France
2023	26
2024	8
2025	29
2026	50
2027	49
2028 to 2032	331